Accumulated Other Comprehensive Income	12 Months Ended
Dec. 31, 2019
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Accumulated Other Comprehensive Income	Accumulated Other Comprehensive Income

	Year ended
	December 31, 2019	December 31, 2018
	(in thousands)
Currency translation adjustments	$(64,023)	$(62,710)
Currency impact on long term funding	(7,726)	(5,016)
Actuarial loss on defined benefit pension plan (note 9)	(5,226)	(3,000)
Unrealized capital gain – investments (note 3)	231	(450)
Realized gain on interest rate hedge	4,658	4,658
Amortization of interest rate hedge	(3,733)	(2,810)
Total	$(75,819)	$(69,328)